FVM - Valuation adjustment reserves on the balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Entity [Table]
Deferred day-1 profit or loss reserves	$ 418	$ 269	$ 269	$ 146	$ 146	$ 255	$ 255
Own credit adjustments on financial liabilities designated at fair value	(315)		(381)		(88)
CVAs, FVAs, DVAs and other valuation adjustments	(1,004)		(959)		(706)
UBS AG
Entity [Table]
Deferred day-1 profit or loss reserves	418		269		146		$ 255
Own credit adjustments on financial liabilities designated at fair value	(315)		(381)		(88)
CVAs, FVAs, DVAs and other valuation adjustments	$ (1,004)		$ (959)		$ (706)